VESSELS UNDER FINANCE LEASE, NET	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Lessee, Finance Leases	VESSELS UNDER FINANCE LEASE, NET
Movements in the six months ended June 30, 2020 summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Vessels under Finance Lease, net
Balance at December 31, 2019	755,058	(40,582)	714,476
Depreciation	—	(19,226)	(19,226)
Capitalized costs	22,167	—	22,167
Balance at June 30, 2020	777,225	(59,808)	717,417

As at June 30, 2020 seven vessels were accounted for as vessels under finance lease, made up of four 13,800 TEU container vessels and three 10,600 TEU container vessels.
The Company capitalized costs of $22.2 million in respect of three container vessels, related to the installation of scrubbers and BWTS.